Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 5,655	$ 10,473	$ (35,004)	$ (20,775)
Prior service credits (costs)		586	(663)	(756)
	5,655	11,059	(35,667)	(21,531)
Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(2,119)	10,824	(16,924)	(15,007)
	(2,119)	10,824	(16,924)	(15,007)
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(71)	124	295	485
Prior service credits (costs)		(485)	(602)	742
	(71)	(361)	(307)	1,227
Foreign Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	45	(93)
Prior service credits (costs)		319	364
	$ 45	$ 226	$ 364